Inventories, Net (Tables)	6 Months Ended
Jun. 30, 2026
Inventories, Net [Abstract]
Schedule of Inventories	Inventories as of June 30, 2026 and December 31, 2025 consisted of the following:
	June 30,	December 31,
	2026	2025
	Unaudited
Work in progress	388	$283
Finished goods	152	290
Total inventories	$540	$573